RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets
Balance at the beginning	S/ 402,538
Depreciation of the period	146,899	S/ 142,640	S/ 147,833
Balance at the end	603,441	402,538
Net carrying amount	603,441	402,538	499,715
Lease liabilities
Finance lease liability	612,300	404,800
Pacífico EPS and Medical Services
Right-of-Use Assets
Cost of sales of medical services and medicines	16,100
Property, Agencies and offices
Right-of-Use Assets
Net carrying amount	511,125
Servers and technology platforms
Right-of-Use Assets
Net carrying amount	71,433
Transport units
Right-of-Use Assets
Net carrying amount	3,907
Other leases
Right-of-Use Assets
Net carrying amount	16,976
Cost -
Right-of-Use Assets
Balance at the beginning	1,098,213	1,085,243	1,026,891
Additions	304,321	52,441	122,841
Acquisition of Pacifico EPS shares	128,049	0	0
Disposal and others	(205,983)	(39,471)	(64,489)
Balance at the end	1,324,600	1,098,213	1,085,243
Cost - | Property, Agencies and offices
Right-of-Use Assets
Balance at the beginning	860,095
Additions	206,200
Acquisition of Pacifico EPS shares	128,049
Disposal and others	(60,064)
Balance at the end	1,134,280	860,095
Cost - | Servers and technology platforms
Right-of-Use Assets
Balance at the beginning	150,768
Additions	92,767
Acquisition of Pacifico EPS shares	0
Disposal and others	(145,140)
Balance at the end	98,395	150,768
Cost - | Transport units
Right-of-Use Assets
Balance at the beginning	8,050
Additions	401
Acquisition of Pacifico EPS shares	0
Disposal and others	(72)
Balance at the end	8,379	8,050
Cost - | Other leases
Right-of-Use Assets
Balance at the beginning	79,300
Additions	4,953
Acquisition of Pacifico EPS shares	0
Disposal and others	(707)
Balance at the end	83,546	79,300
Accumulated depreciation
Right-of-Use Assets
Balance at the beginning	695,675	585,528	483,058
Depreciation of the period	163,014	142,640	147,833
Disposal and others	(137,530)	(32,493)	(45,363)
Balance at the end	721,159	695,675	S/ 585,528
Accumulated depreciation | Property, Agencies and offices
Right-of-Use Assets
Balance at the beginning	516,464
Depreciation of the period	129,215
Disposal and others	(22,524)
Balance at the end	623,155	516,464
Accumulated depreciation | Servers and technology platforms
Right-of-Use Assets
Balance at the beginning	123,641
Depreciation of the period	17,655
Disposal and others	(114,334)
Balance at the end	26,962	123,641
Accumulated depreciation | Transport units
Right-of-Use Assets
Balance at the beginning	3,324
Depreciation of the period	1,136
Disposal and others	12
Balance at the end	4,472	3,324
Accumulated depreciation | Other leases
Right-of-Use Assets
Balance at the beginning	52,246
Depreciation of the period	15,008
Disposal and others	(684)
Balance at the end	S/ 66,570	S/ 52,246